Employee Benefit Expenses (Including Directors' Emoluments) - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of employee benefits [Line Items]
Defined contribution plan, contributions payable	$ 6	$ 8
Defined contribution plan, forfeited contributions utilized	4	4
Defined contribution plan, forfeitures available to reduce future contributions	1	1
Services received, related party transactions	13	26	$ 27
Parent [member]
Disclosure of employee benefits [Line Items]
Services received, related party transactions	10	19	20
Parent [member] | Robert Glen Goldstein [Member]
Disclosure of employee benefits [Line Items]
Services received, related party transactions	$ 1	$ 4	$ 3